Debt - Schedule of Debt Instruments (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Convertible Notes [Member]
Schedule of Debt Instrument [Line Items]
Balance of beginning	$ 18,419	$ 16,316	$ 16,316	$ 13,981
Less: Current portion	18,965	16,836	18,419
Long term debt
Net of current portion
Issuance of debt
Debt repayments
Change in fair value
Stated interest	545	490	2,057	1,820
Amortization of debt discount and issuance costs	1	30	46	515
Balance of ending	18,965	16,836	18,419	16,316
Tasly Convertible Debt [Member]
Schedule of Debt Instrument [Line Items]
Balance of beginning	2,234	1,714	1,714
Less: Current portion	2,390	1,774	2,234
Long term debt
Net of current portion
Issuance of debt		16	16	1,600
Debt repayments
Change in fair value	61	(4)	311	22
Stated interest	95	48	193	92
Amortization of debt discount and issuance costs
Balance of ending	2,390	1,774	2,234	1,714
Senior Notes [Member]
Schedule of Debt Instrument [Line Items]
Balance of beginning	25,268	20,155	20,155	15,149
Less: Current portion	26,589	21,324	25,268
Long term debt
Net of current portion
Issuance of debt	750	675	3,210	3,235
Debt repayments			150
Change in fair value
Stated interest	572	494	2,053	1,771
Amortization of debt discount and issuance costs	(1)			0
Balance of ending	26,589	21,324	25,268	20,155
Promissory Notes [Member]
Schedule of Debt Instrument [Line Items]
Balance of beginning	910	849	849	576
Less: Current portion	925	864	910
Long term debt
Net of current portion
Issuance of debt				375
Debt repayments				151
Change in fair value
Stated interest	15	15	61	49
Amortization of debt discount and issuance costs
Balance of ending	925	864	910	849
PPP Loan [Member]
Schedule of Debt Instrument [Line Items]
Balance of beginning	1,376	1,362	1,362	1,326
Less: Current portion	1,379	1,366	1,376
Long term debt
Net of current portion
Issuance of debt
Debt repayments
Change in fair value
Stated interest	3	4	14	36
Amortization of debt discount and issuance costs
Balance of ending	$ 1,379	$ 1,366	$ 1,376	$ 1,362